TRADE ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2019
TRADE ACCOUNTS PAYABLE
TRADE ACCOUNTS PAYABLE

16)  TRADE ACCOUNTS PAYABLE

a)  Accounting policy

These are obligations to pay for goods, services or goods that were acquired in the normal course of business. They are initially recognized at fair value and subsequently measured at amortized cost using the effective tax rate method, if applicable.

b)  Breakdown

	12.31.19	12.31.18
Sundry suppliers (Opex, Capex, Services and Material)	5,958,280	6,790,882
Amounts payable (operators, cobilling)	303,087	198,942
Interconnection / interlink	205,161	269,446
Related parties (Note 28)	405,271	383,512
Total	6,871,799	7,642,782